Consolidated Balance Sheets (USD $)	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 186,104
Certificates of deposit	500,000
Certificates of deposit, restricted	257,500
Accounts receivable, trade, less allowance for doubtful accounts of $151,840 and $301 as of September 30, 2011 and September 30, 2010	29,913
Inventory	303,636
Seller's note, related party, current portion	325,000
Prepaid expenses	202,566
Other current assets	151,047
Assets related to discontinued operations	1,780,909
Total current assets	3,736,675
Property, plant and equipment, net	477,500
Other assets:
Certificates of deposit, restricted	300,000
Long term contracts, net	441,667
Seller's note, related party, non-current	475,000
Purchased technology, net	441,667
Other	229,685
Assets related to discontinued operations	758,226
Total other assets	2,646,245
Total assets	6,860,420
Current liabilities:
Accounts payable	571,869
Accrued expenses	649,938
Billings in excess of cost	24,450
Notes payable, current	92,896
Obligations due under lease settlement, current	68,518
Notes payable, related parties, current	300,873
Liabilities relating to discontinued operations	992,151
Total current liabilities	2,700,695
Notes payable, non-current	920,870
Obligations due under lease settlement, non-current	505,540
Liabilities related to discontinued operations	214,919
Total liabilities	4,342,024
Stockholders' (deficit) equity:
Preferred stock, $1.00 par value, 1 million shares authorized
Common stock, $.01 par value, 100 million shares authorized, 36,173,033 shares and 33,300,060 issued and outstanding at September 30, 2011 and 2010	333,001
Additional paid-in capital	39,090,313
Accumulated deficit	(36,904,918)
Total stockholders' (deficit) equity	2,518,396
Total liabilities and stockholders' (deficit) equity	$ 6,860,420